Equity share capital and share premium	12 Months Ended
Mar. 31, 2019
Equity share capital and share premium
Equity share capital and share premium

29.   Equity  share capital and share premium

Authorized shares

	March 31,
	2018	2019
	Numbers of	Numbers of
	Shares	Shares
Ordinary shares of INR 0.006 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.006 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.006 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.006 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

There is no change in the authorized share capital of the company during the financial ending March 31, 2019.

A reconciliation of the shares outstanding at the beginning and end of the period is presented below:

Ordinary shares

	Numbers	Share	Share
	of Shares	Capital	Premium
Balance as at April 1, 2017	33,828,856	633	14,438,936
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	818,954	5	636,085
Transaction with equity shareholders*			(112,406)
Balance as at March 31, 2018	34,647,810	638	14,962,615

Balance as at April 1, 2018	34,647,810	638	14,962,615
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	635,455	4	357,981
Issue of ordinary shares in follow-on public offering, net of issuance costs**	10,350,000	71	3,563,509
Balance as at March 31, 2019	45,633,265	713	18,884,105

*     Transaction with equity shareholders represent tax deposited on behalf of restricted stock holders.

**   On June 26, 2018, the Company completed a follow-on public offering in which the Company offered and sold an aggregate of 10,350,000 ordinary shares, including 1,350,000 ordinary shares sold pursuant to the underwriters' full exercise of their option to purchase additional shares, at a public offering price of INR 375.71 (USD 5.50) per share. The aggregate price of the offering amount registered and sold was INR 3,888,547 (USD 56,925) of which we received net proceeds of INR 3,563,580 (USD 52,168). The Company incurred expenses of INR 324,967 (USD 4,757)  including the underwriters' commission expense amounting INR 220,633 (USD 3,190), for the issuance of the shares which has been adjusted against the share premium. The amount in USD is converted at transaction date exchange rate of 68.31 INR per USD.

Terms/ rights attached to Ordinary Shares

The Company has three class of ordinary shares outstanding which entitles the holders with the following rights:

Ordinary shares

A holder of an ordinary share has one vote for each share of ordinary share held and entitled to receive dividends when declared by the board of directors.

Ordinary shares Class A

Class A shares have identical rights to the Company ordinary shares, except the right to receive notice of, attend or vote as a member at any general meeting of shareholders, but may vote at a separate Class A shareholders’ meeting convened in accordance with the Company Articles of Association.

Ordinary shares Class F

Class F shares shall have the right to receive notice of, attend at and vote as a member at any general meeting of shareholders, but shall have no other rights.

In the event of liquidation of the Company, the holders of Ordinary and Class A ordinary shares are entitled to receive remaining assets of the Company, after distribution of all preferential amounts. The distribution will be in proportion to the number of equity shares held by the shareholders.

Class F shareholders are entitled to participate in surplus assets of the Company in the case of winding up.

Shares reserved for issuance against equity instruments

The Company reserved 1,844 shares (March 31, 2018 - 1,844,  March 31, 2017‑ 1,844) for issuance at exercise price of INR 374.85 ($ 5.42) per share. These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32.

Shares reserved for issue under options

For details of shares reserved for issue under the Employee Stock Option Plan (ESOP) of the Company, refer to Note 30.

Shares reserved for issue under warrant arrangement/agreement

Pursuant to listing of Parent Company, Network18 Media and Investment Limited (Network 18) (formerly known as Capital 18 Fincap Private Limited) and Pandara Trust Scheme I (Pandara Trust), shareholders of Yatra Online Private Limited, are entitled to swap their shares into 569,781 (March 31, 2018: 569,781) and 172,635  (March 31, 2018:  172,635) Ordinary Shares of the Parent Company respectively.

As on March 31, 2019,  Network 18 and Pandara Trust have not exercised their right to swap to ordinary shares of the Parent Company.

For details of shares reserved for issuance under the warrant agreement with Innoven, a non banking finance company, and Macquarie Corporate Holdings Pty Limited refer to Note 32.

Treasury shares

	Numbers of
	Shares	Amount
Balance as at April 1, 2017	63,771	54,371
Issue of shares	—	—
Vesting of options	(35,871)	(24,287)
Balance as at March 31, 2018	27,900	30,084

Balance as at April 1, 2018	27,900	30,084
Share based payment expense	—	(650)
Vesting of options	(26,901)	(18,215)
Balance as at March 31, 2019	999	11,219

During the year ended March 31, 2017, Company has bought back 17,893 shares for INR 627.01 (USD 9.35) per share.